BUSINESS DESCRIPTION (Details)	Sep. 30, 2022
Hexindai Hong Kong Limited ("HK Hexindai")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Tianjin Haohongyuan Technology Co., Ltd (Tianjin Haohongyuan")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
HX Asia Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
HX China Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Hexin Investment Private Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
We Health
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
We Healthy
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	51.00%
Akso Remote Medical Consultation Center Inc. ("Akso Remote Medical")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Akso Online MediTech Co., Ltd.("Akso Online MediTech")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Akso First Health Treatment Center Inc. ("Akso First Health")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%
Qindao Akso Health Management Co., Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	51.00%